Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2012
Quarterly Financial Data (Unaudited):
Quarterly Financial Data (Unaudited)

(24)	Quarterly Financial Data (Unaudited)

Unaudited condensed financial data by quarter for fiscal years 2012 and 2011 is as follows (dollars, except per share data, in thousands):

	Quarter ended
2011-2012	June 30, 2011	Sept. 30, 2011	Dec. 31, 2011	Mar. 31, 2012

Interest Income	$10,230	$9,880	$9,467	$8,952
Interest Expense	3,349	3,260	2,974	2,814
Net Interest Income	6,881	6,620	6,493	6,138
Provision For Loan Losses	2,300	2,300	2,100	1,950
Net Interest Income After Provision For Loan Losses	4,581	4,320	4,393	4,188
Non-interest Income	1,271	1,492	2,563	1,614
Non-interest Expense	5,160	5,197	5,235	5,125
Income Before Income Tax	692	615	1,721	677
Provision For Income taxes	231	197	1,235	247
Net Income	461	418	486	430
Preferred Stock Dividends	110	110	110	110
Net Income Available To Common Shareholders	$351	$308	$376	$320
Basic Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Diluted Net Income Per Common Share	$0.12	$0.10	$0.13	$0.11
Basic Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001
Diluted Weighted Average Shares Outstanding	2,944,001	2,944,001	2,944,001	2,944,001

	Quarter ended
2010-2011	June 30, 2010	Sept. 30, 2010	Dec. 31, 2010	Mar. 31, 2011

Interest Income	$11,351	$11,031	$10,559	$10,801
Interest Expense	4,427	4,322	3,881	3,465
Net Interest Income	6,924	6,709	6,678	7,336
Provision For Loan Losses	1,900	2,150	1,900	1,850
Net Interest Income After Provision For Loan Losses	5,024	4,559	4,778	5,486
Non-interest Income	1,378	1,953	1,744	1,576
Non-interest Expense	5,539	5,758	5,838	6,563
Income Before Income Tax	863	755	684	499
Provision For Income taxes	322	298	230	108
Net Income	541	457	454	391
Preferred Stock Dividends	225	221	110	110
Accretion Of Preferred Stock To Redemption Value	19	-	-	-
Net Income Available To Common Shareholders	$297	$236	$344	$281
Basic Net Income Per Common Share	$0.12	$0.10	$0.12	$0.10
Diluted Net Income Per Common Share	$0.12	$0.09	$0.12	$0.09
Basic Weighted Average Shares Outstanding	2,461,095	2,469,791	2,869,205	2,944,001
Diluted Weighted Average Shares Outstanding	2,559,475	2,550,097	2,931,633	3,017,521